COMPASS 2 AND 3 VARIABLE ACCOUNTS:

CAPITAL APPRECIATION VARIABLE ACCOUNT       GLOBAL GOVERNMENTS VARIABLE ACCOUNT
GOVERNMENT SECURITIES VARIABLE ACCOUNT      HIGH YIELD VARIABLE ACCOUNT
MANAGED SECTORS VARIABLE ACCOUNT            MONEY MARKET VARIABLE ACCOUNT
TOTAL RETURN VARIABLE ACCOUNT

          Supplement to the Current Statement of Additional Information

Effective immediately, the third paragraph in the section entitled "Investment Adviser" is restated as follows:

MFS votes proxies on behalf of the Accounts pursuant to the proxy voting policies described in Appendix G to this SAI. Information regarding how each Variable Account voted proxies relating to portfolio securities during the most recent twelve month period ended June 30th is available without charge by visiting www.mfs.com and clicking on Proxy Voting or by visiting the SEC's Web site at http://www.sec.gov.

Effective immediately, the first paragraph (excluding the last sentence) under "(2) Administrator" in the "Management of the Variable Accounts" section is restated as follows:

The Company provides certain financial, legal, shareholder communications, compliance, and other administrative services to each Variable Account. Under a Master Administrative Services Agreement between the Variable Accounts and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Managers of the Variable Accounts. Each Variable Account is allocated a portion of these administrative costs based on its size and relative average net assets. Until March 31, 2004, each Variable Account paid MFS an administrative fee up to the following annual percentage rates of the Variable Accounts average daily net assets:

-------------------------------------                   -------------------
First $2 billion                                        0.0175%
-------------------------------------                   -------------------
Next $2.5 billion                                       0.0130%
-------------------------------------                   -------------------
Next $2.5 billion                                       0.0005%
-------------------------------------                   -------------------
In excess of $7 billion                                 0.0000%
-------------------------------------                   -------------------


Effective April 1, 2004, each Variable Account pays MFS an administrative fee up to the following annual percentage rates of the Variable Accounts' average daily net assets:

-------------------------------------                   -------------------
First $2 billion                                        0.01120%
-------------------------------------                   -------------------
Next $2.5 billion                                       0.00832%
-------------------------------------                   -------------------
Next $2.5 billion                                       0.00032%
-------------------------------------                   -------------------
In excess of $7 billion                                 0.0000%
-------------------------------------                   -------------------


Effective immediately, the last sentence of the third paragraph has been deleted under "(3) Portfolio Transactions and Brokerage Commissions" in the "Management of the Variable Accounts" section; also, the tenth paragraph is replaced in its entirety by the following:

Certain Variable Accounts have entered into an arrangement under which, with respect to certain brokerage transactions directed to certain broker-dealers, the Variable Accounts receive, on a trade-by-trade basis, a credit for part of the brokerage commission paid, which is applied against expenses of the Variable

Accounts. In addition, the Variable Accounts have an expense offset arrangement that reduces the Variable Accounts' custodian fees based upon the amount of cash maintained by the Variable Accounts with their custodian and dividend disbursing agent, State Street Bank and Trust Company.


                The date of this Supplement is September 1, 2004.